Summary of Significant Accounting Policies - Property and Equipment - Concentrations (Details) - Supplier concentration risk		1 Months Ended	2 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 31, 2024 item	Jul. 30, 2024 item	Sep. 30, 2024 item	Jun. 30, 2024 item	Jun. 30, 2023 item	Sep. 30, 2023 item	Dec. 31, 2023 item	Dec. 31, 2023	Dec. 31, 2023 segment	Dec. 31, 2022 item
Accounts payable | Two suppliers | Adagio Medical Inc
Concentrations
Concentration risk percentage				82.00%
Number of suppliers				2
Accounts payable | Three suppliers
Concentrations
Concentration risk percentage			74.50%					71.60%
Number of suppliers			3				3
Accounts payable | Three suppliers | Adagio Medical Inc
Concentrations
Concentration risk percentage								71.60%
Number of suppliers							3		3
Expenditure | Five suppliers
Concentrations
Concentration risk percentage	59.80%	59.80%	59.80%	59.80%		39.40%
Number of suppliers	5	5	5	5		5
Expenditure | Five suppliers | Adagio Medical Inc
Concentrations
Concentration risk percentage				45.30%	29.20%			45.00%		23.00%
Number of suppliers				5	5		5			5
Expenditure | Ten suppliers
Concentrations
Concentration risk percentage	80.80%	80.80%	80.80%	80.80%		50.50%
Number of suppliers	10	10	10	10		10
Expenditure | Ten suppliers | Adagio Medical Inc
Concentrations
Concentration risk percentage				55.00%	37.60%			54.30%		31.80%
Number of suppliers				10	10		10			10